INCOME TAXES	12 Months Ended
Dec. 31, 2010
INCOME TAXES
8.      INCOME TAXES

The Company’s net income before income taxes totaled $10,185,066 and $10,084,659 for the years ended December 31, 2010 and 2009, respectively. The total provision for income taxes, consist of the following:

	For the Year Ended December 31,
	2010	2009

Current Taxes	$1,194,128	$-

Deferred Taxes	3,282,622	-

Total	$4,476,750	$-

Prior to the Company’s acquisition by Piper, on December 1, 2010, all of the net income from the Company’s subsidiaries, First Street Surgical Center, L.P., First Surgical Woodlands, L.P., and First Street Hospital, L.P. passed through to the then-limited partners of each of the Company’s subsidiaries and the Company, therefore, had no corporate tax obligation to record.   Therefore, the provision noted above for 2010 only represents the tax obligation of the Company from the date of acquisition by Piper, December 1, 2010.  Had the acquisition by Piper occurred on January 1, 2009, the Company would have incurred the following pro-forma income tax expense:
	Pro Forma
	For the Year Ended December 31,
	2010	2009

Current Taxes	$4,032,277	$3,529,631

Deferred Taxes	3,282,622	-

Total	$7,314,899	$3,529,631

The Company’s 2010 deferred tax provision consisted primarily of an adjustment necessary to reflect the Company’s tax liability on the accrual basis upon the Company’s three limited partnership subsidiaries (who were all cash basis tax payers) entering into the Contribution Agreement with Piper.

A reconciliation of the provision for income taxes with amounts determined by applying the statutory U.S. Federal income tax rate (35%) to the Company’s income before income taxes is as follows:

	For the Year Ended December 31,
	2010	2009

Income Tax Expense at U.S. Statutory Rate	$4,032,277	$3,529,631

Pass-Through of Tax Liability to Limited Partner
Unitholders	(2,838,149)	(3,529,631)

Cash to Accrual Adjustment	3,279,242	-

Other	3,380	-

	$4,476,750	$-

The tax effect of temporary differences which give rise to the Company’s deferred tax liabilities at December 31, 2010 and 2009, are as follows:

	For the Year Ended December 31,
	2010	2009

Deferred Non-Current Tax Liability:
Cash to Accrual Adjustment	$3,279,242	$-

Other	3,380	$-
Deferred Non-Current Tax Liability	$3,282,622	$-

Deferred tax assets have resulted primarily from the Company’s future deductible temporary differences.  In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion, or all, of the deferred tax asset may not be realized.  The Company’s ability to realize the deferred tax assets depends upon the generation of sufficient future taxable income to allow the utilization of the deductible temporary differences and tax planning strategies.  Management evaluates the reliability of the deferred tax assets and the need for a valuation allowance annually.  At this time, based on current facts and circumstances, potential benefit of the deferred tax assets has not been recognized in the consolidated financial statements because the Company cannot be assured it is more likely than not it will utilize the deferred tax assets in future years.  The Company had no uncertain tax positions as of December 31, 2010.